Share-Based Payment and Related Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share-based Payments to be a Level 3 Fair Value Measurement
The Company has determined its share-based payments to be a Level 3 fair value measurement and has used the Black-Scholes option pricing model to calculate its fair value using the following assumptions:

September 30, 2020
Risk-free interest rate	1.58 - 2.47%
Expected term (life) of options (in years)	2-4
Expected dividends	0%
Expected volatility	67.9 - 86.3%

The Company has determined its share-based payments to be a Level 3 fair value measurement and has used the Black-Scholes option pricing model to calculate its fair value using the following assumptions:

	December 31, 2020	December 31, 2019
Risk-free interest rate	1.58%	1.58 – 2.47%
Expected term (life) of options (in years)	2	2 – 4
Expected dividends	0%	0%
Expected volatility	86.3%	67.9 – 86.3%

Summary of Company's Stock Options
The following is a summary of the Company’s stock options as of September 30, 2021 and September

30, 2020 and the stock option activity from December 31, 2020 through September 30, 2021 and December 31, 2019 thro
u
gh September 30, 2020:

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)

Balance, December 31, 2020	432,500	$15.45	$141.53	7.7
Granted	—	—	—	—
Exercised	—	—	—	—

Forfeited	—	—	—	—

Expired	—	—	—	—

Cancelled	(432,500)	(15.45)	(141.53)	(7.7)

Balance, September 30, 2021	—	$—	$—	—

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)

Balance, December 31, 2019	399,151	$15.82	$141.53	8.4
Granted	64,065	13.50	141.53	—

Exercised	—	—	—	—

Forfeited	(30,716)	15.80	141.53	—

Expired	—	—	—	—

Balance, September 30, 2020	432,500	$15.45	$141.53	7.9

The following is a summary of the Company’s stock options as of December 31, 2020 and the st
o
ck option activity from January 1, 2019 through December 31, 2020:

	Number of Options	Weighted Average Grant Date Fair Value per Option (Amount)	Weighted Average Exercise Price (Amount)	Weighted Average Remaining Contractual Term (Years)
Balance, December 31, 2018	414,434	$15.80	$141.53	9.3
Granted	52,083	15.91	141.53
Exercised	—	—	—
Forfeited	(67,366)	15.80	141.53
Expired	—	—	—

Balance, December 31, 2019	399,151	15.82	141.53	8.4
Granted	64,064	13.50	141.53
Exercised	—	—	—
Forfeited	(30,715)	15.80	141.53
Expired	—	—	—

Balance, December 31, 2020	432,500	$15.45	$141.53	7.7

Summary of Share-based Compensation Expense
The number of options, weighted average grant date fair value per option, and weighted average exercise price in the table above have been revised from those disclosed in the previously issued unaudited quarterly financial statements for the periods ended September 30, 2021 and 2020 to reflect the exchange ratio implied by the ultimate settlement of the Company’s stock options on the Closing Date. These adjustments had no effect on the Company’s consolidated balance sheets, and statements of operations, comprehensive loss, temporary equity and stockholders’ (deficit) equity, and cash flows for any period presented herein. The Company has concluded that this revision is not material to the unaudited quarterly financial statements for the periods ended September 30, 2021 and 2020.
The following is a summary of the Company’s share-based compensation expense during the respective three-month and nine-month reporting periods:

	Three months ended September 30,		Nine months ended September 30,
(in ‘000)	2021	2020	2021	2020
Total share-based compensation expense	$3,933	$315	$4,564	$846

The following is a summary of the Company’s share-based compensation expense as of December 31, 2020 and 2019:

(in ‘000)	December 31, 2020	December 31, 2019
Total share-based compensation expense	$1,161	$1,682
Unrecognized compensation cost	3,416	3,793
Remaining recognition period (in years)	2.7	3.4

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
The following is a summary of the Company’s exercisable stock options as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Range of exercise prices	$80.87 – $202.18	$80.87 – $202.18
Number	153,898	85,110
Weighted average remaining contractual term (in years)	7.3	8.3
Weighted average exercise price	$141.53	$141.53